Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Period End Date	Dec. 31, 2021
Entity File Number	001-37777
Entity Registrant Name	GRUPO SUPERVIELLE S.A.
Entity Incorporation, State or Country Code	C1
Entity Address, Address Line One	Bartolomé Mitre 434
Entity Address, City or Town	Buenos Aires
Entity Address, Postal Zip Code	C1036AAH
Entity Address, Country	AR
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001517399
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Shell Company Report	false
Document Transition Report	false
Auditor Name	Price Waterhouse & Co. S.R.L.
Auditor Firm ID	1349
Auditor Location	Buenos Aires, Argentina
Class B Shares
Document Information [Line Items]
Title of 12(b) Security	Class B shares of Grupo Supervielle S.A.
Trading Symbol	SUPV
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	394,984,134
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	61,738,188
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing 5 Class B shares of Grupo Supervielle S.A.
Trading Symbol	SUPV
Security Exchange Name	NYSE
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Bartolomé Mitre 434
Entity Address, City or Town	Buenos Aires
Entity Address, Postal Zip Code	C1036AAH
City Area Code	11
Local Phone Number	4340-3123
Entity Address, Country	AR
Contact Personnel Name	Mariano Biglia
Contact Personnel Email Address	mariano.biglia@supervielle.com.ar